RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of commercial transactions with related companies

		Year Ended December 31,
		2023	2024	2025	2025
		CNY	CNY	CNY	US$

CHNR’s share of office rental, rates and others to Anka Consultants Limited (“Anka”) (a)	(i)	445	797	736	105
Feishang Management's share of office rental to Feishang Enterprise (b)	(ii)	166	166	146	21
Shenzhen New PST’s share of office rental to Feishang Enterprise (b)	(iii)	53	—	—	—

(i)	On July 1, 2018, the Company signed a contract with Anka to lease 184 square meters of office premises for two years from July 2018 to June 30, 2020, subsequently extended it to June 30, 2025. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka. On July 1, 2025, the Company signed a new contract with Anka to lease 110 square meters of office premises for one year from July 1, 2025 to June 30, 2026.

(ii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months, subsequently extended to September 30, 2025. On September 30, 2025, Feishang Management signed a new contract with Feishang Enterprise for one year from October 1, 2025 to September 30, 2026.

(iii)	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 meters of office premises for 12-month period from March 14, 2022 to March 13, 2023 and renewed the contract with same terms for another 12-month period from March 14, 2023 to March 13, 2024. Due to the disposal of PSTT, the transaction amount in 2023 contains 7 months rentals.

(a)	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(b)	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

Schedule of balances with related companies

		December 31,
		2024	2025	2025
		CNY	CNY	US$

Current:
Payable to related companies:
Feishang Enterprise (a)	(i)	10,422	10,225	1,461
Anka Capital Ltd. (“Anka Capital”) (b)	(ii)	939	1,528	219
Anka (b)		—	956	137
		11,361	12,709	1,817

Payable to the Shareholder:
Feishang Group Ltd. (a)		78,567	73,075	10,445
		78,567	73,075	10,445

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise and its subsidiaries. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(a)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

Schedule of compensation of key management personnel of the group

	Year Ended December 31,
	2024	2025	2025
	CNY	CNY	US$

Wages, salaries and allowances	843	593	85
Housing funds	—	15	2
Contribution to pension plans	76	44	6

	919	652	93